Earnings per Unit:	12 Months Ended
Dec. 31, 2013
Earnings Per Unit
Earnings per Unit:
10. Earnings per Unit:
The Partnership calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for cash available for distribution specified in Dynagas Partners' partnership agreement, as generally prescribed in Note 9 above.
Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the first target distribution (Note 9).
The calculations of the basic and diluted earnings per unit, allocated to each class of partnership interests based on the number of units held by each class of unit holders, are presented below:
Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 46	$ 22,787	$ 22,787
Earnings per unit basic and diluted	$ 1.52	$ 2.95	$ 1.52
Weighted average number of units outstanding, basic and diluted	30,000	7,729,521	14,985,000

Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 41	$ 9,239	$ 20,556
Earnings per unit basic and diluted	$ 1.37	$ 1.37	$ 1.37
Weighted average number of units outstanding, basic and diluted	30,000	6,735,000	14,985,000

Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 26	$ 5,828	$ 12,966
Earnings per unit basic and diluted	$ 0.87	$ 0.87	$ 0.87
Weighted average number of units outstanding, basic and diluted	30,000	6,735,000	14,985,000

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